Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard Malvern Funds
Central Index Key	dei_EntityCentralIndexKey	0000836906
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Participant | Vanguard Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximate the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Participant: | Vanguard Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximate the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Retail | Vanguard Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximate the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.